Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 46.9%
International Equity Funds - 14.0%
iShares Core MSCI EAFE ETF (A)	75,182	$ 5,252,966
iShares Core MSCI Emerging Markets ETF	22,588	1,094,389
iShares Global REIT ETF	59,278	1,372,286

		7,719,641

U.S. Equity Fund - 16.8%
iShares Core S&P 500 ETF	19,179	9,305,651

U.S. Fixed Income Funds - 16.1%
iShares 0-5 Year TIPS Bond ETF (A)	30,785	3,048,331
iShares Core U.S. Aggregate Bond ETF	59,094	5,856,214

		8,904,545

Total Exchange-Traded Funds (Cost $26,837,588)		25,929,837

INVESTMENT COMPANIES - 52.1%
International Equity Funds - 7.5%
Transamerica Emerging Markets Opportunities (B)	115,473	821,012
Transamerica International Focus (B)	211,384	1,653,020
Transamerica International Stock (B)	150,575	1,672,891

		4,146,923

International Fixed Income Fund - 4.0%
Transamerica Emerging Markets Debt (B)	242,091	2,222,396

U.S. Equity Funds - 16.9%
Transamerica Capital Growth (B) (C)	148,070	1,089,792
Transamerica Large Cap Value (B)	235,371	3,040,998
Transamerica Mid Cap Growth (B) (C)	107,562	962,684
Transamerica Mid Cap Value Opportunities (B)	87,207	961,022
Transamerica Small Cap Growth (B)	106,869	686,096
Transamerica Small Cap Value (B)	124,417	676,830
Transamerica US Growth (B)	68,496	1,917,878

		9,335,300

U.S. Fixed Income Funds - 23.7%
Transamerica Bond (B)	1,210,868	9,795,923
Transamerica High Yield Bond (B)	413,457	3,336,598

		13,132,521

Total Investment Companies (Cost $31,633,946)		28,837,140

OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (D)	807,008	807,008

Total Other Investment Company (Cost $807,008)		807,008

Principal	Value
REPURCHASE AGREEMENT - 1.0%

Fixed Income Clearing Corp., 2.50% (D), dated 01/31/2024, to be repurchased at $566,806 on 02/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $578,196.

$ 566,767	$ 566,767

Total Repurchase Agreement (Cost $566,767)	566,767

Total Investments (Cost $59,845,309)	56,140,752
Net Other Assets (Liabilities) - (1.5)%	(837,462)

Net Assets - 100.0%	$ 55,303,290

Transamerica Funds	Page 1

Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$25,929,837	$—	$—	$25,929,837
Investment Companies	28,837,140	—	—	28,837,140
Other Investment Company	807,008	—	—	807,008
Repurchase Agreement	—	566,767	—	566,767

Total Investments	$55,573,985	$566,767	$—	$56,140,752

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $788,813, collateralized by cash collateral of $807,008. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2024	Shares as of January 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$8,077,597	$1,408,094	$(260,001)	$(49,710)	$619,943	$9,795,923	1,210,868	$93,273	$—
Transamerica Capital Growth	849,441	63,896	(35,000)	7,160	204,295	1,089,792	148,070	—	—
Transamerica Emerging Markets Debt	2,015,662	133,708	(90,000)	(14,099)	177,125	2,222,396	242,091	22,553	—
Transamerica Emerging Markets Opportunities	858,566	75,658	(121,176)	(68,244)	76,208	821,012	115,473	25,148	—
Transamerica High Yield Bond	3,021,739	228,989	(100,000)	(15,356)	201,226	3,336,598	413,457	46,639	—
Transamerica International Focus	1,483,619	192,738	(40,000)	(9,075)	25,738	1,653,020	211,384	53,479	73,326
Transamerica International Stock	1,493,250	117,956	(105,000)	(6,960)	173,645	1,672,891	150,575	53,067	—
Transamerica Large Cap Value	2,851,471	305,542	(331,754)	(27,849)	243,588	3,040,998	235,371	9,424	211,406
Transamerica Mid Cap Growth	818,154	18,426	(40,037)	(26,193)	192,334	962,684	107,562	—	—
Transamerica Mid Cap Value Opportunities	856,877	91,967	(45,000)	(15,363)	72,541	961,022	87,207	9,427	34,847
Transamerica Small Cap Growth	696,686	61,508	(138,684)	(60,000)	126,586	686,096	106,869	—	35,059
Transamerica Small Cap Value	679,934	65,337	(158,730)	(217,581)	307,870	676,830	124,417	23,806	—
Transamerica US Growth	1,880,164	96,014	(353,335)	87,045	207,990	1,917,878	68,496	—	67,426

Total	$25,583,160	$2,859,833	$(1,818,717)	$(416,225)	$2,629,089	$28,837,140	3,221,840	$336,816	$422,064

(C)	Non-income producing securities.
(D)	Rates disclosed reflect the yields at January 31, 2024.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2030

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2030 (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3